INCOME TAX EXPENSE - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of valuation allowance
Balance at beginning of the year	¥ (1,252,253)	¥ (957,811)	¥ (518,498)
Change of valuation allowance	(281,758)	(294,442)	(439,313)
Balance at end of the year	¥ (1,534,011)	¥ (1,252,253)	¥ (957,811)